Income taxes (Liability for unrecognized tax benefit and LAT) (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2010 LAT [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] LAT [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] LAT [Member]
Liability for unrecognized tax benefit
Balance	$ 8,842,239	$ 13,824,326	$ 13,152,596
Additions based on tax positions related to current year	16,313,513	0	0
Additions for tax positions of prior years	0	33,871	671,730
Reductions for tax positions of prior years	(8,842,239)	(5,015,958)	0
Balance	16,313,513	8,842,239	13,824,326
Income Tax [Line Items]
Local tax levy rate							0.80%		1.00%
LAT Progressive Rate						30.00%		60.00%
Tax (benefit) settlement with tax authorities					4,200,000
Tax liability					21,400,000
Estimated amount of tax contingency				$ 22,800,000